UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-SAR



                               SEMI-ANNUAL REPORT
                                 FOR REGISTERED
                              INVESTMENT COMPANIES



28910v5

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending: // (a)

         or fiscal year ending: 12/31/00 (b)

Is this a transition report?  (Y/N)    N
                                     -----

Is this an amendment to a previous filing?  (Y/N)    N
                                                   -----

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name: Protective Variable Life Separate Account

         B.       File Number: 811-7337

         C.       Telephone Number: 205-868-3366


2.       A.       Street: 2801 Highway 280 South

         B.       City: Birmingham  C.  State: AL D.  Zip Code: 35223  Zip Ext.

         E.       Foreign Country:    Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)         N

4.       Is this the last filing on this form by Registrant?  (Y/N)          N

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)    N

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)      Y

         (If the answer is "Y" (Yes) complete only items 111 through 132.)

For period ending     12/31/00
                   -------------

File number 811- 7337
                -------------------


UNIT INVESTMENT TRUSTS

111.     A.       o        Depositor Name:

         B.       |X|      File Number (If any): 33-61599, 333-45963,
                                333-52215, 333-72775, 333-31944

         C.       o        City: State:       Zip Code:        Zip Ext:

                  o        Foreign Country:               Foreign Postal Code:

111.     A.       o        Depositor Name:

         B.       |X|      File Number (If any):   33-61599, 333-45963,
                                        333-52215, 333-72775, 333-31944

         C.       o        City:    State:   Zip Code:           Zip Ext:
                  o        Foreign Country:             Foreign Postal Code:
112.     A.       o        Sponsor Name:

         B.       o        File Number (If any):

         C.       o        City:  State:        Zip Code:              Zip Ext.

                  o        Foreign Country:             Foreign Postal Code:
112.     A.       o        Sponsor Name:

         B.       o        File Number (If any):


         C        o        City:            State:         Zip Code:    Zip Ext.
                  o        Foreign Country:               Foreign Postal Code:

For period ending    12/31/00
                   -------------

File number 811-     7337
                  ----------------

113.     A.       o        Trustee Name:
         B.       o        City:      State:       Zip Code:           Zip Ext:
                  o        Foreign Country:               Foreign Postal Code:

113.     A.       o        Trustee Name:
         B.       o        City:    State:        Zip Code:           Zip Ext:
                  o        Foreign Country:                Foreign Postal Code:

114.     A.       o        Principal Underwriter Name:
         B.       o        File Number: 8-

         C.       o        City:       State:        Zip Code:        Zip Ext:
                  o        Foreign Country:               Foreign Postal Code:

114.     A.       o        Principal Underwriter Name:
         B.       o        File Number: 8-


         C.       o        City:     State:      Zip Code:             Zip Ext:

                  o        Foreign Country:              Foreign Postal Code:

115.     A.       o        Independent Public Accountant Name:
         B.       o        City:      State:   Zip Code:               Zip Ext:
                  o        Foreign Country:                Foreign Postal Code:
115.     A.       o        Independent Public Accountant Name:
         B.       o        City:       State:        Zip Code:         Zip Ext:
                  o        Foreign Country:                Foreign Postal Code:

For period ending     12/31/00
                   ---------------

File number 811-     7337
                  -----------------


116.     Family of investment companies information:

         A.       o  Is Registrant part of a family of investment companies?
                                (Y/N)                                    Y/N
         B.       o Identify the family in 10 letters:
                      (Note: In filing this form, use this identification
                        consistently for all investment
                       companies in family.  This designation is for
                        purposes of this form only.)

117.     A.       o Is Registrant a separate account of an insurance company?
                        (Y/N)                                              Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       o Variable annuity contracts?  (Y/N)          Y/N

         C.       o Scheduled premium variable life contracts?  (Y/N)  Y/N

         D.       o Flexible premium variable life contracts?  (Y/N)   Y/N

         E.       o Other types of insurance products registered under the
                     Securities Act
                      of 1933?  (Y/N)                                    Y/N

118.     o        State the number of series existing at the end of the period that had securities
                  registered under the Securities Act of 1933

119.     o        State the number of new series for which registration
                  statements under the
                  Securities Act of 1933 became effective during the period

120.     o        State the total value of the portfolio securities on the date of deposit for the new
                  series included in item 119 ($000's omitted)  $
                                                                ------

121.     o        State the number of series for which a current prospectus was in existence at the end of the period

122.     o        State the number of existing series for which additional
                  units were registered
                  under the Securities Act of 1933 during the current period

For period ending    12/31/00
                   ------------

File number 811-     7337
                  ----------------


123.     o        State the total value of the additional units considered in answering item 122
                  ($000's omitted) $ ------------

124. o State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                  ($000's omitted)     $
                                     ---------------

125.              |X| State the total  dollar  amount of sales  loads  collected
                  (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 593

126.     o        Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                  Registrant's units (include the sales loads, if any,
                  collected
                  on units of a prior series placed in the portfolio of a
                  subsequent series.)  ($000's omitted)    $
                                                            -------------

127. o List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                 Number of         Total Assets     Total Income
                                                                   Distributions
                            Series Investing  ($000's omitted)  ($000's omitted)

A.       U. S. Treasury direct issue           $                  $


B.       U. S. Government agency               $                  $


C.       State and municipal tax-free          $                  $

D.       Public utility debt                   $                  $

E.       Brokers or dealers debt or debt
         of brokers' or dealers' parent        $                  $







F.       All other corporate intermed, &
         long-term debt                        $                     $

G.       All other corporate short-term
         debt                                  $                     $

H.       Equity securities of brokers or
         dealers or parents of brokers
         or dealers                            $                     $

I.       Investment company equity
         securities                            $                     $

J.       All other equity securities   1       $63,688               $(4,442)

K.       Other securities                      $                     $

L.       Total assets of all series of
         registrant                            $                     $




For period ending     12/31/00
                   --------------

File number 811-      7337
                   ----------------


128.     o        Is the timely payment of principal and interest on any of
                  the portfolio securities held by any of the Registrant's
                  series
                  at the end of the current period insured or guaranteed by an
                  entity other than the issuer?  (Y/N)    Y/N
                  (If answer is "N" (No), go to item 131.)

129.     o        Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
                  the current period?  (Y/N)                             Y/N
                  (If answer is "N" (No), go to item 131.)

130.     o        In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
                  derived from insurance or guarantees?  (Y/N)    Y/N

131.              Total expenses incurred by all series of Registrant during the
                  current reporting period ($000's omitted)             $
                                                                        --------

132.     o        List the "811" (Investment Company Act of 1940) registration number for all
                  Series of Registrant that are being included in this filing:

                  811-    811-          811-              811-             811-

                  811-  811-            811-              811-             811-

                  811- 811-            811-              811-             811-

                  811- 811-              811-              811-          811-

                 811-  811-            811-              811-             811-

                  811- 811-              811-              811-           811-

                  811- 811-              811-              811-           811-

                  811-  811-           811-              811-             811-

                  This report is signed on behalf of the Protective Variable Life Separate Account in the City of Birmingham, State of Alabama, on March 6, 2001.

                                       Protective Variable Life Separate Account


                                        By: /s/ John D. Johns
                                            -----------------------------------
                                                            John D. Johns

                             Title: President, Protective Life Insurance Company


Witness:

/s/ Deborah J. Long

Deborah J. Long


Title: Secretary, Protective Life Insurance Company











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